Leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Feb. 01, 2019
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 1,568	$ 1,568		$ 1,471	$ 2,300
Total operating lease liabilities	1,568	1,568		1,471	2,300
Lease expense	291,000	$ 600,000		828,000	1,200
Short-term lease expense	$ 10,000		$ 10,000	20,000	30,000
ASU 2016-02
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets						$ 3,000
Total operating lease liabilities						$ 3,000
Office
Lessee, Lease, Description [Line Items]
Facility lease expense				$ 1,200	$ 1,200
Maximum
Lessee, Lease, Description [Line Items]
Operating leases, non-cancelable term (in years)			1 year	1 year